Shareholders’ Deficit (Details Narrative) - USD ($)						3 Months Ended						12 Months Ended
	Sep. 09, 2022	Aug. 11, 2022	Apr. 27, 2022	Feb. 03, 2022	Feb. 02, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized						500,000,000						500,000,000	500,000,000
Stock issued during period, value, new issue												$ 718,113
Stock Issued During Period, Shares, Issued for Services	227,273	600,000	227,273	500,000	20,000
Stock Issued During Period, Value, Issued for Services	$ 50,000	$ 79,500	$ 50,000	$ 85,000	$ 3,600	$ 129,500	$ 50,000	$ 88,600			$ 165,000	$ 165,000	$ 1,970,900
Common stock, shares authorized						1,000,000,000						1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share						$ 0.001						$ 0.001	$ 0.001
Common stock, shares outstanding						177,870,062						143,840,643	123,316,886
Stock Issued During Period, Value, Other												$ 270,000
Conversion of interest and fees												15,355
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services
Preferred Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issue													2,002,488
Stock issued during period, value, new issue													$ 1,001,244
Stock Issued During Period, Shares, Issued for Services													300,000
Stock Issued During Period, Value, Issued for Services													$ 150,000
Conversion of interest and fees shares													2,700,000
Compensation bonus													$ 1,350,000
Preferred Stock [Member] | C O O [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issue													1,778,488
Stock issued during period, value, new issue													$ 889,244
Stock Issued During Period, Shares, Issued for Services													300,000
Stock Issued During Period, Value, Issued for Services												$ 150,000
Conversion of interest and fees shares													2,700,000
Compensation bonus													$ 1,350,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issue						4,023,368	10,402,947	17,453,000	666,594	2,091,662	471,433	5,065,344
Stock Issued During Period, Shares, Issued for Services						827,273	227,273	520,000			500,000	500,000	3,940,000
Stock Issued During Period, Value, Issued for Services						$ 828	$ 227	$ 520			$ 500	$ 500	$ 3,940
Conversion of interest and fees shares												287,246	5,256,111
Compensation bonus													$ 478,940
Stock issued during period shares others												4,671,167
Common stock shares issued													8,334,361
Convertible note												$ 571,000
Conversion of interest													279,741
Interest and fees													$ 15,000
Common Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issue													1,022,095
Stock issued during period, value, new issue													$ 173,756
Common Stock [Member] | C O O [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issue													1,022,095
Stock issued during period, value, new issue													$ 173,756
Stock Issued During Period, Shares, Issued for Services													10,000,000
Stock Issued During Period, Value, Issued for Services													$ 1,500,000